REVENUE - Contracts with Customers, Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 30, 2016
Accounts receivable
Accounts receivable	$ 73	$ 55
Vacation ownership notes receivable, net	1,115	970
Contract with Customer, Receivable	1,188	1,025
Contract Liabilities
Advance deposits	84	82
Deferred revenue	69	59
Contract with Customer, Liability	$ 153	$ 141